Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

4. Segment information

There are two reportable segments, R&D and fee-for-service business.

Segment information for year 2018

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€278,666	€10,170		€288,836
Internal revenue		8,508	€(8,508)
Other income	29,000	9		29,009
Revenues & other income	307,666	18,687	(8,508)	317,845

Segment result	(19,734)	1,751		(17,983)
Unallocated expenses (1)				(26,824)
Operating loss				(44,807)
Financial (expenses)/income				15,598
Result before tax				(29,209)
Income taxes				(50)
Net loss				€(29,259)
(1)	The unallocated expenses of €26,824 thousand principally comprise of €26,757 thousand of warrant costs.

Segment information for year 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€118,262	€8,825		€127,087
Internal revenue		5,104	€(5,104)
Other income	28,815	15		28,830
Revenues & other income	147,077	13,945	(5,104)	155,918

Segment result	(73,610)	86		(73,524)
Unallocated expenses (1)				(16,278)
Operating loss				(89,802)
Financial (expenses)/income				(25,705)
Result before tax				(115,507)
Income taxes				(198)
Net loss				€(115,704)
(1)	The unallocated expenses of €16,278 thousand principally comprise of €16,536 thousand of warrant costs.

Segment information for year 2016

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€121,616	€7,903		€129,519
Internal revenue		4,379	€(4,379)
Other income	21,922	171		22,093
Revenues & other income	143,538	12,453	(4,379)	151,612

Segment result	1,138	(1,787)		(649)
Unallocated expenses (1)				(10,841)
Operating loss				(11,491)
Financial (expenses)/income				65,737
Result before tax				54,246
Income taxes				(235)
Net income				€54,012
(1)	The unallocated expenses of €10,841 thousand principally comprise of €11,034 thousand of warrant costs.

Segment assets and liabilities are not information being provided to the chief operating decision maker on a recurring basis. This information is therefore not disclosed in our segment information.

GEOGRAPHICAL INFORMATION

In 2016, 2017 and 2018, our operations were mainly located in Belgium, Croatia, France and the Netherlands.

Following table summarizes the revenues by destination of customer:

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
North America	€117,609	€82,050	€88,628
Europe	171,113	45,037	40,884
Asia Pacific	114	—	6
Total	€288,836	€127,087	€129,519

Following table summarizes the revenues by major customers:

	Year ended December 31,
	2018		2017		2016
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
North America	€116,640	40%	€80,687	63%	€87,813	68%
Europe	7,793	3%
AbbVie:
Europe	89,936	31%	34,049	27%	32,596	25%
Novartis:
Europe	55,218	19%		0%		0%
Les Laboratoires Servier:
Europe	9,000	3%	67	0%	265	0%
Total revenues from major customers	€278,587	96%	€114,804	90%	120,674	93%

Following table summarizes the revenues of the operations by destination:

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Galapagos NV (Belgium)	€278,649	€118,244	€121,703
Galapagos SASU (France)	16	18	84
Fidelta d.o.o. (Croatia)	10,170	8,825	7,732
Total revenues	€288,836	€127,087	€129,519

In 2018, we held €110 million of non-current assets (€89 million in 2017; €76 million in 2016) distributed as follows:

•	Belgium: €64 million (€47 million in 2017; €37 million in 2016)
•	France: €36 million (€34 million in 2017; €31 million in 2016)
•	Croatia: €5 million (€4 million in 2017; €4 million in 2016)
•	The Netherlands: €4 million (€4 million in 2017; €4 million in 2016)

The increase in non-current assets 2018 vs 2017 was mainly explained by the increase in non-current R&D incentives receivables (see note 15).